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           This Notice Contains Important Information Concerning Your

                New York Life Insurance and Annuity Corporation

                                  CorpExec VUL
     Corporate Executive Series Variable Universal Life Insurance Policies

                                February 1, 2005

   No New Allocations to Scudder VIT EAFE(register mark) Equity Index-Class A
                 Shares Investment Division Are Being Accepted
        The Investment Division Will Liquidate on or about July 25, 2005


      Effective immediately, allocations to the Scudder VIT EAFE(register mark) Equity Index-Class A Shares Investment Division, including transfers and new premiums, will no longer be accepted for the NYLIAC CorpExec VUL: Corporate Executive Series Variable Universal Life Insurance policies. Additionally, upon the recommendation of its fund adviser, the Board of Scudder VIT EAFE(register mark) Equity Index Fund (the "Fund") has announced the termination and liquidation of the Fund effective on or about July 25, 2005.

      All references to Scudder VIT EAFE(register mark) Equity Index-Class A Shares in the Prospectus are amended to add a footnote stating: "No premiums or transfers will be accepted into this Investment Division as of February 1, 2005."

                              --------------------

This notice is a Supplement to the CorpExec VUL: Corporate Executive Series Variable Universal Life Insurance Prospectus dated May 1, 2004, as amended, and amends the Prospectus for the CorpExec VUL: Corporate Executive Series Variable Universal Life Insurance policies. You should read this information carefully and retain this supplement for future reference together with the prospectus. CorpExec VUL: Corporate Executive Series Variable Universal Life Insurance, invests in NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010